Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 22,684		$ 24,617		$ 22,523
Additions Charged to Expenses	5,024		4,634		7,536
Deductions	6,970	[1]	6,567	[1]	5,442	[1]
Balance at End of Period	20,738		22,684		24,617
Sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	51,023		47,691		33,106
Additions Charged to Expenses	161,620		139,068		133,012
Deductions	172,068	[1]	135,736	[1]	118,427	[1]
Balance at End of Period	40,575		51,023		47,691
Sales Discounts and Incentives
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	102,359		90,560		85,627
Additions Charged to Expenses	254,556		277,016		274,903
Deductions	254,554	[1]	265,217	[1]	269,970	[1]
Balance at End of Period	102,361		102,359		90,560
Valuation allowance of deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	98,736		97,026		72,986
Additions Charged to Expenses	(1,329)		(2,421)		28,278
Deductions	22,951	[1]	(4,131)	[1]	4,238	[1]
Balance at End of Period	$ 74,456		$ 98,736		$ 97,026

[1]	The charges to the accounts are for the purposes for which the allowances were created.